Organization and description of business (Acquisition of Honesty Group Holdings Limited) (Details) - shares	Dec. 31, 2019	Dec. 31, 2018	Mar. 12, 2010	Mar. 11, 2010
Organization and description of business
Common Stock, Shares, Issued	80,026,647	75,507,300	4,023,689	5,299,126